Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ARCHER-DANIELS-MIDLAND COMPANY
Amendment Flag	false
Entity Central Index Key	0000007084
EBP 029
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ARCHER-DANIELS-MIDLAND COMPANY
Amendment Flag	false
Entity Central Index Key	0000007084
EBP 030
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	ARCHER-DANIELS-MIDLAND COMPANY
Amendment Flag	false
Entity Central Index Key	0000007084